Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Koolearn pre ipo share option scheme [Member]	12 Months Ended
	May 31, 2023 $ / shares shares	May 31, 2022 $ / shares shares
Number of share options outstanding, Beginning balance | shares	35,911,985	36,902,985
Number of share options, Forfeited | shares		(837,500)
Number of share options, Exercised | shares	(8,827,600)	(153,500)
Number of share options outstanding, Ending balance | shares	27,084,385	35,911,985
Number of share options, Options vested and expected to vest | shares	27,084,385
Weighted average exercise prices, Options outstanding, Beginning balance | $ / shares	$ 1.13	$ 1.13
Weighted average exercise prices, Options, Forfeited | $ / shares		1.13
Weighted average exercise prices, Exercised | $ / shares	1.13	1.13
Weighted average exercise prices, Options outstanding, Ending balance | $ / shares	1.13	$ 1.13
Weighted average exercise prices, Options vested and expected to vest | $ / shares	$ 1.13